Fees Summary	Apr. 27, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 24,723.03
Total Fee Amount	24,723.03
Total Transaction Valuation	179,022,632.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A